Income Taxes	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Income taxes

Note 6 — Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands

Smart Digital Group Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the entity is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. From year of assessment of 2020 onwards, 75% exemption on the first SG$10,000 of normal chargeable income and a further 50% exemption on the nest SG$190,000 of normal chargeable income. The prevailing corporate income tax rate is 17%.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rate is 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

Macau

In accordance with the relevant tax laws and regulations of Macau, a company registered in Macau is subject to income taxes within Macau at the applicable tax rate on taxable income. From year of assessment of 2014 onwards, the exemption of annual assessable profits is MOP600,000 and profit tax rate is 12% on any part of assessable profits over MOP600,000.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

The income tax expenses consisted of the following components:

	For the six months ended March 31,
	2025	2024
Current income tax expenses	$45,538	$119,897
Deferred income tax expenses(benefit)	71,691	(73,556)
Total income tax expenses	$117,230	$46,341

A reconciliation of the Company’s Macau statutory tax rate to the effective income tax rate during the periods is as follows:

	For the six months ended March 31
	2025	2024
Income tax expense with Macau statutory tax rate	12.0%	12.0%
Differential income tax rates applicable to certain entities comprising the Company	16.5%	8.8%
Tax effect of preferential tax treatments	(7.7)%	(4.1)%
Effect of non-deductible expenses	0.1%	0.2%
Effective income tax rate	20.9%	17.0%

The tax effects of temporary differences that give rise to the deferred tax assets balances as of March 31, 2025 and September 30, 2024 are as follows:

	As of March 31, 2025	As of September 30, 2024
Deferred tax assets:
General provision for bad debt	$27,315	$56,675
Net operating losses carried forward	—	43,331
Deferred tax assets	$27,315	$100,006

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025 and September 30, 2024, the Company did not have any significant unrecognized uncertain tax positions.